COMMITMENTS AND CONTINGENCIES, Registration Rights (Details)	Sep. 14, 2020 Individual Demand
Registration and Stockholder Rights [Abstract]
Number of individuals can be nominated for election in board of directors by 50% funders share holder	3
Number of individuals can be nominated for election in board of directors by 30% funders share holder	2
Number of individuals can be nominated for election in board of directors by 20% funders share holder	1
Maximum [Member]
Registration and Stockholder Rights [Abstract]
Number of demands eligible security holder can make | Demand	2
Minimum [Member]
Registration and Stockholder Rights [Abstract]
Threshold percentage of outstanding registrable securities holder, to make demand	20.00%
Threshold percentage of registrable securities to nominate three board members	50.00%
Threshold percentage of registrable securities to nominate two board members	30.00%
Threshold percentage of registrable securities to nominate one board members	20.00%